(DLA PIPER LOGO)

June 11, 2007	OUR FILE NO. 353840-176
Via EDGAR
Filing Clerk
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549

Re:	ImaRx Therapeutics, Inc. Amendment No. 1 to Registration Statement on Form S-1 File No. 333-142646 Filed June 11, 2007
Ladies and Gentlemen:
On behalf of our client, ImaRx Therapeutics, Inc., enclosed please find Amendment No. 1 to Registration Statement on Form S-1 filed in connection with the proposed initial public offering of the common stock of ImaRx Therapeutics, Inc.
If you have any questions, please do not hesitate to call me at (206) 839-4826.
Very truly yours,
DLA Piper Rudnick Gray Cary US LLP
/s/ Heidi M. Drivdahl
Heidi M. Drivdahl
heidi.drivdahl@dlapiper.com
Enclosures

cc:	Bradford A. Zakes (ImaRx Therapeutics, Inc.) Greg Cobb (ImaRx Therapeutics, Inc.) Mark F. Hoffman, Esq.